Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.1%
Debt Funds - 30.6%
BlackRock Short Maturity Bond ETF	21,600	$1,084,104
iShares 10+ Year Investment Grade Corporate Bond ETF	119,378	7,958,931
iShares 3-7 Year Treasury Bond ETF	47,281	6,141,329
iShares 7-10 Year Treasury Bond ETF	11,286	1,274,528
iShares Core Total USD Bond Market ETF	135,996	7,173,789
iShares Fallen Angels USD Bond ETF	23,391	683,953
iShares MBS ETF	12,458	1,350,697
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	123,999	6,780,265
iShares U.S. Treasury Bond ETF	418,063	10,949,070
Total Debt Funds		43,396,666
Equity Funds - 64.5%
iShares Core MSCI EAFE ETF	126,624	9,123,259
iShares Core S&P 500 ETF	79,225	31,517,290
iShares Core S&P Mid-Cap ETF	26,627	6,930,476
iShares Core S&P Small-Cap ETF	79,095	8,584,180
iShares Global Tech ETF	7,667	2,359,289
iShares MSCI EAFE Growth ETF	40,152	4,033,670
iShares MSCI EAFE Value ETF	65,974	3,362,695
iShares MSCI USA Min Vol Factor ETF	19,705	1,363,389

iShares MSCI USA Momentum Factor ETF	12,531	2,015,737
iShares MSCI USA Value Factor ETF	39,320	4,028,727
iShares Trust iShares ESG Aware MSCI USA ETF	175,653	15,961,588
iShares, Inc. iShares ESG Aware MSCI EM ETF	49,259	2,133,407
Total Equity Funds		91,413,707
Total Exchange Traded Funds (Cost - $103,472,279)		134,810,373
Short-Term Investments - 4.5%
Money Market Funds - 4.5%
Dreyfus Government Cash Management, 0.03%(a)	6,232,008	6,232,008
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	105,650	105,650

Total Short-Term Investments (Cost - $6,337,658)		6,337,658
Total Investments - 99.6% (Cost - $109,809,937)		$141,148,031
Other Assets Less Liabilities - Net 0.4%		518,778
Total Net Assets - 100.0%		$141,666,809

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)

Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	11	6/18/2021	$1,222,375	$60,308
MSCI EAFE Future	Goldman Sachs & Co.	18	6/18/2021	1,972,800	2,950
MSCI Emerging Market Index Future	Goldman Sachs & Co.	4	6/18/2021	264,500	2,220
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	2	6/18/2021	523,590	(2,016)
S&P 500 E-Mini Future	Goldman Sachs & Co.	31	6/18/2021	6,149,470	(61,923)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	5	6/18/2021	1,302,650	5,400

Total Net Unrealized Appreciation on Futures Contracts					$6,939